Income Tax Credit - Additional Information (Details) - GBP (£) £ in Millions				12 Months Ended
	Apr. 01, 2020	Apr. 01, 2017	Oct. 26, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Temporary differences and cumulative carry forward tax losses for which deferred tax has not been recognized				£ 62.1	£ 40.7	£ 32.5
Temporary differences on share based compensation arrangements				38.9	28.3	25.4
Cumulative carry forward tax losses				£ 23.2	£ 12.4	£ 7.1
U.K.
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Applicable tax rate		19.00%	20.00%	19.00%	19.25%	20.00%
Applicable tax rate initially declared			18.00%
Scenario Forecast | U.K.
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Applicable tax rate	17.00%
Future tax rate	18.00%
Percentage of change in tax rate	1.00%